Gain (loss) on disposal of business and corporate transactions undertaken by continuing operations (Tables)	6 Months Ended
Jun. 30, 2019
Gain (loss) on disposal of business and corporate transactions undertaken by continuing operations
Schedule of gain (loss) on disposal of businesses and corporate transactions

	2019 £m	2018 £m
	Half year	Half year
Gain on disposalsnote (i)	209	—
Other transactionsnote (ii)	(196)	(57)
	13	(57)

Notes

(i)

In half year 2019, the £209 million gain on disposals principally relates to profits arising from a reduction in the Group’s stake (from 26 per cent to 22 per cent) in its associate in India, ICICI Prudential Life Insurance Company, and the disposal of Prudential Vietnam Finance Company Limited, a wholly owned subsidiary that provides consumer finance.

(ii)

Other transaction costs of £(196) million incurred by the continuing operations of the Group in half year 2019 reflect costs related to the preparation for the proposed demerger of M&GPrudential from Prudential plc. These include the following amounts:

-	£(18) million transaction related costs, principally fees to advisors;
-	£(141) million being the fee paid to the holders of two subordinated debt instruments as discussed in note C6.1(vi); and
-	£(37) million for one-off costs arising from the separation of the M&GPrudential business from Prudential plc.

In 2018, other transaction costs additionally included amounts from exiting the NPH broker-dealer business in the US.